NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of non-controlling interests
The company`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2021	December 31, 2020
Non-controlling interests
Participating non-controlling interests – in operating subsidiaries	$9,627	$10,290
Participating non-controlling interests – in a holding subsidiary held by the partnership	258	258
	$9,885	$10,548
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Isagen institutional investors	Isagen public non-controlling interests	The Catalyst Group	TerraForm Power	Other	Total
As at December 31, 2020	$1,002	$1,902	$3,082	$74	$2,650	$14	$97	$961	$508	$10,290
Net income (loss)	2	(15)	(27)	(2)	83	—	11	(57)	(5)	(10)
Other comprehensive income (loss)	(79)	(1)	(106)	6	(230)	(1)	—	(5)	3	(413)
Capital contributions	—	—	—	38	—	—	—	—	—	38
Dividends declared	(4)	(5)	(98)	(11)	(120)	(1)	(4)	(41)	(6)	(290)
Other	—	—	(5)	—	—	—	—	(5)	22	12
As at June 30, 2021	$921	$1,881	$2,846	$105	$2,383	$12	$104	$853	$522	$9,627
Interests held by third parties	75% - 80%	43% - 60%	23% - 71%	75%	53%	0.3%	25%	33%	21% - 30%